Related Parties (Details) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jan. 03, 2018	Jan. 03, 2018	Apr. 15, 2013	Apr. 15, 2013	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 07, 2020	Apr. 05, 2019
Related Parties (Details) [Line Items]
Management fee						$ 0	$ 0		$ 0	$ 0
Expensed management fees					$ 75,000	485,833	28,022	$ 178,022
Advances from related parties					118,834	118,834		118,834	118,834
Initial principal amount										3,300,444		$ 714,286
Principal amount					10,000			10,000	10,000		$ 56,900
Advances					56,900	56,900		56,900	56,900	119,400
Accrued interest					25,159	$ 27,447		25,159	25,159	17,115
Goedeker [Member]
Related Parties (Details) [Line Items]
Management fee									62,500
Neese [Member]
Related Parties (Details) [Line Items]
Management fee									250,000
Long-term accrued liability					700,808			700,808	$ 700,808
Management Services Agreement [Member]
Related Parties (Details) [Line Items]
Description of management fee			On April 15, 2013, the Company and the Manager entered into a management services agreement, pursuant to which the Company is required to pay the Manager a quarterly management fee equal to 0.5% of its adjusted net assets for services performed (the “Parent Management Fee”).	On April 15, 2013, the Company and 1847 Partners LLC (the “Manager”) entered into a management services agreement, pursuant to which the Company is required to pay the Manager a quarterly management fee equal to 0.5% of its adjusted net assets for services performed (the “Parent Management Fee”).
Manager [Member] | Asien [Member]
Related Parties (Details) [Line Items]
Description of management fee						Pursuant to the offsetting management services agreements, 1847 Neese appointed the Manager to provide certain services to it for a quarterly management fee equal to $62,500, Goedeker appointed the Manager to provide certain services to it for a quarterly management fee equal to $62,500, 1847 Asien appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement), 1847 Cabinet appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement) and 1847 Wolo appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement); provided, however, in each case that (i) pro rated payments shall be made in the first quarter and the last quarter of the term, (ii) if the aggregate amount of management fees paid or to be paid by such subsidiaries, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to any fiscal year exceeds, or is expected to exceed, 9.5% of the Company’s gross income with respect to such fiscal year, then the management fee to be paid by such subsidiaries for any remaining fiscal quarters in such fiscal year shall be reduced, on a pro rata basis determined by reference to the management fees to be paid to the Manager by all of the subsidiaries of the Company, until the aggregate amount of the management fee paid or to be paid by such subsidiaries, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to such fiscal year, does not exceed 9.5% of the Company’s gross income with respect to such fiscal year, and (iii) if the aggregate amount the management fee paid or to be paid by such subsidiaries, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to any fiscal quarter exceeds, or is expected to exceed, the Parent Management Fee with respect to such fiscal quarter, then the management fee to be paid by such subsidiaries for such fiscal quarter shall be reduced, on a pro rata basis, until the aggregate amount of the management fee paid or to be paid such subsidiaries, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to such fiscal quarter, does not exceed the Parent Management Fee calculated and payable with respect to such fiscal quarter.			Pursuant to the offsetting management services agreements, 1847 Neese appointed the Manager to provide certain services to it for a quarterly management fee equal to $62,500, Goedeker appointed the Manager to provide certain services to it for a quarterly management fee equal to $62,500, 1847 Asien appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement) and 1847 Cabinet appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement); provided, however, in each case that (i) pro rated payments shall be made in the first quarter and the last quarter of the term, (ii) if the aggregate amount of management fees paid or to be paid by 1847 Neese, 1847 Asien or 1847 Cabinet, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to any fiscal year exceeds, or is expected to exceed, 9.5% of the Company’s gross income with respect to such fiscal year, then the management fee to be paid by 1847 Neese, 1847 Asien or 1847 Cabinet for any remaining fiscal quarters in such fiscal year shall be reduced, on a pro rata basis determined by reference to the management fees to be paid to the Manager by all of the subsidiaries of the Company, until the aggregate amount of the management fee paid or to be paid by 1847 Neese, 1847 Asien or 1847 Cabinet, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to such fiscal year, does not exceed 9.5% of the Company’s gross income with respect to such fiscal year, and (iii) if the aggregate amount the management fee paid or to be paid by 1847 Neese, 1847 Asien or 1847 Cabinet, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to any fiscal quarter exceeds, or is expected to exceed, the Parent Management Fee with respect to such fiscal quarter, then the management fee to be paid by 1847 Neese, 1847 Asien or 1847 Cabinet for such fiscal quarter shall be reduced, on a pro rata basis, until the aggregate amount of the management fee paid or to be paid by 1847 Neese, 1847 Asien or 1847 Cabinet, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to such fiscal quarter, does not exceed the Parent Management Fee calculated and payable with respect to such fiscal quarter.
Quarterly management fee					75,000	$ 75,000		75,000	$ 75,000
Manager [Member] | Cabinet [Member]
Related Parties (Details) [Line Items]
Quarterly management fee					75,000	75,000		75,000	75,000
Goedeker [Member]
Related Parties (Details) [Line Items]
Management fee						62,500
Offsetting Management Services Agreement [Member]
Related Parties (Details) [Line Items]
Management fee						62,500			62,500
Asien [Member]
Related Parties (Details) [Line Items]
Management fee						150,000	$ 28,022
Cabinet [Member]
Related Parties (Details) [Line Items]
Management fee						150,000
Wolo [Member]
Related Parties (Details) [Line Items]
Management fee						75,833
Wolo Acquisition [Member]
Related Parties (Details) [Line Items]
Management fee						110,000
Promissory Note [Member]
Related Parties (Details) [Line Items]
Initial principal amount	$ 50,000	$ 50,000
Additional advances, description	The note provided that the Company could request additional advances from the Manager up to an aggregate additional amount of $150,000.	The note provided that the Company could request additional advances from the Manager up to an aggregate additional amount of $150,000.
Fixed annual interest rate	8.00%	8.00%
Repayment, description	In the event that the Company completes a financing that includes an uplisting of the Company’s common shares to a national exchange, then the Company must, contemporaneously with the closing of such financing transaction, repay the entire outstanding principal, outstanding advances, and accrued and unpaid interest on the note.	In the event that the Company completes a financing that includes an uplisting of the Company’s common shares to a national exchange, then the Company must, contemporaneously with the closing of such financing transaction, repay the entire outstanding principal, outstanding advances, and accrued and unpaid interest on the note.
Interest rate	12.00%	12.00%
Manager [Member]
Related Parties (Details) [Line Items]
Advances from related parties					$ 71,358	$ 74,928		$ 71,358	$ 71,358	$ 62,499